NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Earnings per Share (Policies)	12 Months Ended
Jun. 30, 2018
Policies
Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. Basic average shares outstanding and diluted average shares outstanding were the same for the years ended June 30, 2017 and 2016.  For the year ended June 30, 2018, the effect of potential shares of common stock was dilutive since the exercise prices for the warrant and options were lower than the average market price (See Note 13).